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                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, DC 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY


                 Investment Company Act File Number: 811-03447

                              SEI TAX EXEMPT TRUST

                                   REGISTRANT
                              SEI Tax Exempt Trust
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                                 (800) 342-5734

                               AGENT FOR SERVICE
                             CT Corporation System
                               101 Federal Street
                                Boston, MA 02110

                         Date of Fiscal Year End: 8/31

            Date of Reporting Period: July 1, 2011 to June 30, 2012

                                NON-VOTING FUNDS

                         CALIFORNIA MUNICIPAL BOND FUND
No votes have been cast on securities by this fund during the reporting period.

                          INSTITUTIONAL TAX FREE FUND
No votes have been cast on securities by this fund during the reporting period.

                        INTERMEDIATE-TERM MUNICIPAL FUND
No votes have been cast on securities by this fund during the reporting period.

                       MASSACHUSETTS MUNICIPAL BOND FUND
No votes have been cast on securities by this fund during the reporting period.

                         NEW JERSEY MUNICIPAL BOND FUND
No votes have been cast on securities by this fund during the reporting period.

                          NEW YORK MUNICIPAL BOND FUND
No votes have been cast on securities by this fund during the reporting period.

                        PENNSYLVANIA MUNICIPAL BOND FUND
No votes have been cast on securities by this fund during the reporting period.

                         SHORT DURATION MUNICIPAL FUND
No votes have been cast on securities by this fund during the reporting period.

                           TAX-ADVANTAGED INCOME FUND
No votes have been cast on securities by this fund during the reporting period.

                                Tax - Free Fund
No votes have been cast on securities by this fund during the reporting period.

                                   SIGNATURES

    Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused
   this report to be signed on its behalf by the undersigned, thereunto duly authorized.



Name of Registrant: SEI Tax Exempt Trust

By: /s/  Robert A. Nesher

         President

Date:    August 17, 2012